DERIVATIVE INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

5.    DERIVATIVE INSTRUMENTS

We use certain types of derivative instruments in the normal course of business and our use of derivatives includes interest rate caps to manage interest rate risk, IRLCs with respect to our MLHFS, and embedded conversion options with respect to our convertible notes. Derivative transactions can be measured in terms of notional amount, but this amount is not recorded on the balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged but is used only as the basis on which interest and other payments are determined.

Interest Rate Caps

We use free-standing derivative instruments in the normal course of business as economic hedges to manage interest rate risks with respect to our variable senior revolving credit facilities. The interest rate caps are carried at fair value in Other current assets with changes in fair value included in Other income.

Interest Rate Lock Commitments

In originating mortgage loans, we enter into IRLCs with prospective borrowers which are freestanding derivative instruments. IRLCs are a commitment that binds us, subject to loan underwriting and approval process, to fund the loan at a specified interest rate, regardless of fluctuations in the market interest rates between commitment date and funding date. The interest rate risk associated with the fluctuations in market interest rates between commitment date and funding date with respect to IRLCs is mitigated as we operate under the best effort basis whereby at the time of commitment, we enter into a sales commitment with a third-party for the same prospective loan. The fair value of interest rate lock commitments is presented in Other current assets. The change in fair value on IRLCs is a component of Other revenue.

Embedded Conversion Options

In connection with our issuance of convertible notes in 2019 (the “Convertible Notes”), we bifurcated the embedded conversion features associated with the Convertible Notes. The Convertible Notes and the related bifurcated embedded conversion options were extinguished in September 2020 as discussed in Note 7 — Credit Facilities and Long-Term Debt. Prior to extinguishment, the embedded conversion options were measured at fair value in accordance with the methodology described in Note 8 — Fair Value Disclosures and were presented in Derivative and warrant liabilities. The change in fair value of the embedded conversion options is a component of Derivative and warrant fair value adjustment.

The following table presents the total notional amounts and fair values for our derivatives (in thousands):

	Notional	Fair Value Derivatives
As of September 30, 2020	Amount	Asset	Liability
Interest rate caps	$100,000	$—	$—
Interest rate lock commitments	24,884	(848)	—

	Notional	Fair Value Derivatives
As of December 31, 2019	Amount	Asset	Liability
Interest rate caps	$100,000	$4	$—
Interest rate lock commitments	3,429	95	—
Embedded conversion options	180,252	—	41,697

The following table presents the net gains and losses recognized on derivatives within the respective line items in the statements of operations for the periods indicated (in thousands):

	Nine Months Ended
	September 30,
	2020	2019
Net gains (losses) recognized on economic hedges:
Revenue	$753	$135
Derivative and warrant fair value adjustment	$(23,317)	$—
Other income-net	$(4)	$(729)

5.DERIVATIVE INSTRUMENTS

We use certain types of derivative instruments in the normal course of business and our use of derivatives includes interest rate caps to manage interest rate risk and embedded conversion options with respect to our convertible notes. Derivative transactions can be measured in terms of notional amount, but this amount is not recorded on the balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which interest and other payments are determined.

Interest Rate Caps

We use free-standing derivative instruments in the normal course of business as economic hedges to manage interest rate risks with respect to our variable senior revolving credit facilities. The interest rate caps are carried at fair value in Other current assets with changes in fair value included in Other income.

Embedded Conversion Options

In connection with our issuance of convertible notes in 2019 (the “Convertible Notes”), we bifurcated the embedded conversion features associated with the Convertible Notes. See Note 7 — Credit Facilities and Long-Term Debt for further information. The embedded conversion options are measured at fair value in accordance with the methodology described in Note 8 — Fair Value Disclosures and are presented in Derivative and warrant liabilities. The embedded conversion options did not change in fair value for the year ended December 31, 2019.

The following table presents the total notional amounts and fair values for our derivatives (in thousands):

	Notional	Fair Value Derivatives
As of December 31, 2019	Amount	Asset	Liability
Interest rate caps	$100,000	$4	$—
Embedded conversion options	$180,252	$—	$41,697

	Notional	Fair Value Derivatives
As of December 31, 2018	Amount	Asset	Liability
Interest rate caps	$366,700	$1,106	$—

The following table presents the net gains and losses recognized on derivatives within the respective line items in the statement of operations for the periods indicated (in thousands):

	For the Years Ended
	December 31,
	2019	2018	2017
Other income, net	$(773)	$420	$134